Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 5 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	As of	As of
	December 31, 2016	December 31, 2015
Property and Buildings	$7,040,637	$7,532,019
Leasehold improvement	1,787,688	1,722,562
Machinery and equipment (1)	23,425,270	19,467,526
Automobiles	919,146	913,888
Office and electric equipment	731,373	736,808
Subtotal	33,904,114	30,372,803
Construction in progress	11,084,794	96,112
Less: accumulated depreciation	(11,186,861)	(8,912,049)
Property and equipment, net	$33,802,047	$21,556,866

(1)	A total amount of $3,591,180 machinery was related to the sale leaseback transaction (see Note 11).

Depreciation expense was $3,016,935 and $2,641,932 for the years ended December 31, 2016 and 2015, respectively.

Construction in progress represents costs of construction incurred for the Company’s new plant and equipment. The construction for the Company’s new plant in the U.S. has been completed and put in use in July 2015. The Construction in progress as of December 31, 2016 represents cost of construction for its facility expansion in China. The Company started the construction in April 2016. The construction is expected to be completed in 2017 with a total value around $13.0 million.